Taxation - Summary of Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	€ 1,465	€ 1,474
Liabilities	(4,530)	(3,166)
Total	(3,065)	(1,692)	€ (1,237)
Of which deferred tax to be recovered/(settled) after more than 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	1,194	1,230
Liabilities	(4,684)	(3,311)
Total	(3,490)	(2,081)
Pensions and similar obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	322	404
Liabilities	(976)	(324)
Total	(654)	80	272
Provisions and accruals
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	426	408
Liabilities	300	290
Total	726	698	756
Goodwill and intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	453	330
Liabilities	(3,901)	(3,064)
Total	(3,448)	(2,734)	(2,096)
Accelerated tax depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	(66)	(37)
Liabilities	(534)	(604)
Total	(600)	(641)	(685)
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	148	161
Liabilities	24	29
Total	172	190	184
Fair value gains
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	(15)	(1)
Liabilities	(45)	(51)
Total	(60)	(52)	(50)
Fair value losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	5	27
Liabilities	(3)	18
Total	2	45	15
Share-based payments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	38	26
Liabilities	128	120
Total	166	146	156
Lease liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	142	157
Liabilities	153	137
Total	295	294	319
Right of use asset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	(119)	(128)
Liabilities	(125)	(116)
Total	(244)	(244)	(269)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	131	127
Liabilities	449	399
Total	€ 580	€ 526	€ 161